Intrepid Capital Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 69.0%		Shares	Value
Capital Goods - 3.7%
Acuity, Inc.		6,404	$1,910,569
Watsco, Inc.		3,521	1,554,944
			3,465,513

Commercial & Professional Services - 4.8%
ATENTO SA (a)(b)		96,558,308	0
Copart, Inc. (b)		34,852	1,710,188
SS&C Technologies Holdings, Inc.		16,119	1,334,653
WNS Holdings Ltd. (b)		23,960	1,515,230
			4,560,071

Consumer Discretionary Distribution & Retail - 2.2%
TJX Cos., Inc.		17,307	2,137,241

Consumer Durables & Apparel - 8.1%
Garmin Ltd.		8,004	1,670,595
Green Brick Partners, Inc. (b)		23,263	1,462,778
Levi Strauss & Co. - Class A		64,156	1,186,244
Polaris, Inc.		26,610	1,081,697
Skechers USA, Inc. - Class A (b)		35,914	2,266,173
			7,667,487

Consumer Services - 1.6%
Airbnb, Inc. - Class A (b)		11,670	1,544,408

Consumer Staples Distribution & Retail - 4.0%
BJ's Wholesale Club Holdings, Inc. (b)		18,141	1,956,144
Dollar Tree, Inc. (b)		18,897	1,871,559
			3,827,703

Energy - 1.1%
Civitas Resources, Inc.		38,319	1,054,539

Financial Services - 8.1%
Berkshire Hathaway, Inc. - Class B (b)		6,517	3,165,763
Cboe Global Markets, Inc.		3,859	899,957
Chicago Atlantic BDC, Inc.		38,198	395,349
Jefferies Financial Group, Inc.		28,188	1,541,602
Sprott, Inc.		24,961	1,724,556
			7,727,227

Food, Beverage & Tobacco - 4.2%
Becle SAB de CV		1,688,667	2,046,433
Philip Morris International, Inc.		10,420	1,897,794
			3,944,227

Insurance - 4.0%
Markel Group, Inc. (b)		640	1,278,311
W R Berkley Corp.		34,245	2,515,980
			3,794,291

Materials - 1.7%
Scotts Miracle-Gro Co.		24,524	1,617,603

Media & Entertainment - 16.4%
Alphabet, Inc. - Class A		17,503	3,084,554
Atlanta Braves Holdings, Inc. - Class C (b)		54,826	2,564,212
IAC, Inc. (b)		45,588	1,702,256
Liberty Media Corp. - Class A (b)		31,368	2,493,129
Liberty Media Corp.-Liberty Formula One - Class C (b)		15,467	1,616,301
Match Group, Inc.		53,439	1,650,731
Take-Two Interactive Software, Inc. (b)		9,872	2,397,415
			15,508,598

Real Estate Management & Development - 4.7%
FRP Holdings, Inc. (b)		127,956	3,440,737
Howard Hughes Holdings, Inc. (b)		14,854	1,002,645
			4,443,382

Software & Services - 1.4%
Dropbox, Inc. - Class A (b)		45,608	1,304,389

Technology Hardware & Equipment - 3.0%
Fabrinet (b)		9,593	2,826,865
TOTAL COMMON STOCKS (Cost $47,397,353)			65,423,544

CORPORATE BONDS - 15.0%		Par	Value
Commercial & Professional Services - 3.1%
Atento Luxco 1 SA
20.00% (includes 10.00% Cash and 10.00% PIK), 11/30/2029 (a)(c)		495,753	495,753
12.00% (includes 12.00% PIK), 05/17/2028 (a)(c)		823,616	823,616
Cimpress PLC, 7.38%, 09/15/2032 (c)		1,696,000	1,621,443
			2,940,812

Consumer Discretionary Distribution & Retail - 3.0%
Foot Locker, Inc., 4.00%, 10/01/2029 (c)		1,750,000	1,656,459
RealReal, Inc., 13.00% (includes 8.25% Cash and 4.25% PIK), 03/01/2029 (c)		1,088,653	1,155,332
			2,811,791

Consumer Services - 0.6%
Brinker International, Inc., 8.25%, 07/15/2030 (c)		500,000	533,187

Food, Beverage & Tobacco - 2.0%
Turning Point Brands, Inc., 7.63%, 03/15/2032 (c)		1,838,000	1,928,966

Media & Entertainment - 3.2%
Gray Media, Inc., 7.00%, 05/15/2027 (c)		800,000	800,212
Skillz, Inc., 10.25%, 12/15/2026 (c)		2,216,000	2,198,250
			2,998,462

Pharmaceuticals, Biotechnology & Life Sciences - 2.1%
Celgene Corp., 3.90%, 02/20/2028		23,000	22,750
Trulieve Cannabis Corp., 8.00%, 10/06/2026		2,000,000	1,962,540
			1,985,290

Telecommunication Services - 1.0%
Cincinnati Bell Telephone Co. LLC, 6.30%, 12/01/2028		1,000,000	969,910
TOTAL CORPORATE BONDS (Cost $13,526,756)			14,168,418

BANK LOANS - 3.7%		Par	Value
Financial Services - 1.1%
Chicago Atlantic Real Estate Finance, Inc., 9.00%, 10/18/2028		1,000,000	1,001,250

Pharmaceuticals, Biotechnology & Life Sciences - 1.6%
Common Citizen Senior Secured Term Loan, 11.50%, 12/31/2025		752,214	752,214
Shryne Group, Inc., 17.00%, 05/26/2026		752,262	748,876
			1,501,090

Telecommunication Services - 1.0%
ViaPath Technologies, Senior Secured First Lien, 11.83% (1 mo. SOFR US + 7.50%), 08/06/2029 (b)		992,500	982,267
TOTAL BANK LOANS (Cost $3,469,468)			3,484,607

EXCHANGE TRADED FUNDS - 3.4%		Shares	Value
iShares Gold Trust (b)		52,279	3,260,119
TOTAL EXCHANGE TRADED FUNDS (Cost $1,511,974)			3,260,119

CONVERTIBLE BONDS - 1.1%		Par	Value
Consumer Discretionary Distribution & Retail - 1.1%
RealReal, Inc., 1.00%, 03/01/2028		1,288,000	1,017,504
TOTAL CONVERTIBLE BONDS (Cost $945,656)			1,017,504

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.9%		Shares	Value
Financial Services - 0.9%
Chicago Atlantic Real Estate Finance, Inc.		61,878	863,817
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $938,071)			863,817

PREFERRED STOCKS - 0.6%		Shares	Value
Commercial & Professional Services - 0.6%
Atento Class A Preferred Shares, 12.00%, 02/23/2028 (a)		815,537	611,653
TOTAL PREFERRED STOCKS (Cost $815,537)			611,653

PURCHASED OPTIONS - 0.1%(b)	Notional Amount	Contracts	Value
Put Options - 0.1%			$–
Lien_Put, Counterparty: Chicago Atlantic Advisers, LLC, Expiration: 10/01/2025; Exercise Price: $13.23	$ 395,349	38,198	110,010
TOTAL PURCHASED OPTIONS (Cost $95,304)			110,010

WARRANTS - 0.0%(d)		Contracts	Value
Pharmaceuticals, Biotechnology & Life Sciences - 0.0%(d)
Green Thumb Industries, Inc., Expires 10/15/2026, Exercise Price $30.02 (b)		7,328	4,397
TOTAL WARRANTS (Cost $0)			4,397

SHORT-TERM INVESTMENTS - 5.8%			Value
Money Market Funds - 5.8%		Shares
Invesco Treasury Portfolio - Class Institutional, 4.23% (e)		5,479,573	5,479,573
TOTAL SHORT-TERM INVESTMENTS (Cost $5,479,573)			5,479,573

TOTAL INVESTMENTS - 99.6% (Cost $74,179,692)			94,423,642
Other Assets in Excess of Liabilities - 0.4%			334,670
TOTAL NET ASSETS - 100.0%			$94,758,312
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,931,022 or 2.0% of net assets as of June 30, 2025.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $11,213,218 or 11.8% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Intrepid Capital Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	65,423,544	–	0	65,423,544
Corporate Bonds	–	12,849,049	1,319,369	14,168,418
Bank Loans	–	3,484,607	–	3,484,607
Exchange Traded Funds	3,260,119	–	–	3,260,119
Convertible Bonds	–	1,017,504	–	1,017,504
Real Estate Investment Trusts - Common	863,817	–	–	863,817
Preferred Stocks	–	–	611,653	611,653
Purchased Options	–	110,010	–	110,010
Warrants	–	4,397	–	4,397
Money Market Funds	5,479,573	–	–	5,479,573
Total Investments	75,027,053	17,465,567	1,931,022	94,423,642

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report. As of June 30, 2025, the change in unrealized appreciation on the positions still held in the Intrepid Capital Fund was $(638,397)

Intrepid Capital Fund Level 3 Rollforward

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period.

Intrepid Capital Fund

	Common Stock	Preferred Stock	Corporate Bonds
Beginning Balance - October 1, 2024	$434,512	$815,537	$1,206,766
Purchases	-	-	112,603
Sales	-	-	-
Realized gains	-	-	-
Realized losses	-	-	-
Change in unrealized appreciation	(434,512)	(203,884)	-
Net Transfers Into Level 3	-	-	-
Net Transfers Out of Level 3	-	-	-
Ending Balance - June 30, 2025	$-	$611,653	$1,319,369